OTHER PAYABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Payable to Employees	$ 500,327	$ 107,996	$ 62,601
Payable to Other Companies	1,491,832	372,821	260,416
Total	$ 1,992,159	$ 480,817	$ 323,017